UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF RETIREMENT SHARES
September 30, 2004
COMMON STOCKS	Shares	Value

Aluminum - 1.82%
Alcoa Incorporated	350,000	$11,756,500

Apparel - 0.79%
Chico's FAS, Inc.*	150,000	5,130,000

Banks - 1.13%
Bank of New York Company, Inc. (The)	250,000	7,292,500

Beverages - 2.40%
Coca-Cola Company (The)	175,000	7,008,750
PepsiCo, Inc.	175,000	8,513,750

		15,522,500

Broadcasting - 2.28%
IAC/InterActiveCorp.*	250,000	5,503,750
Viacom Inc., Class B	275,000	9,229,000

		14,732,750

Capital Equipment - 4.51%
Caterpillar Inc.	175,000	14,078,750
Chicago Bridge & Iron Company N.V., NY Shares	125,000	3,748,750
Deere & Company	175,000	11,296,250

		29,123,750

Communications Equipment - 1.44%
Cisco Systems, Inc.*	400,000	7,222,000
Enterasys Networks, Inc.*	1,300,000	2,080,000

		9,302,000

Computers - Micro - 1.65%
Dell Inc.*	300,000	10,665,000

Computers -- Peripherals - 4.86%
EMC Corporation*	400,000	4,616,000
Electronic Arts Inc.*	225,000	10,348,875
Lexmark International, Inc.*	75,000	6,300,750
Oracle Corporation*	900,000	10,165,500

		31,431,125

Cosmetics and Toiletries - 1.98%
Avon Products, Inc.	150,000	6,552,000
Estee Lauder Companies Inc. (The), Class A	150,000	6,270,000

		12,822,000

Electronic Components - 11.42%
Amphenol Corporation, Class A*	425,000	14,560,500
Applied Micro Circuits Corporation*	1,100,000	3,437,500
Fairchild Semiconductor International, Inc.*	450,000	6,376,500
Integrated Device Technology, Inc.*	750,000	7,143,750
Intel Corporation	375,000	7,515,000
Jabil Circuit, Inc.*	300,000	6,900,000
Microchip Technology Incorporated	550,000	14,737,250
Skyworks Solutions, Inc.*	600,000	5,694,000
Texas Instruments Incorporated	350,000	7,448,000

		73,812,500

Electronic Instruments - 6.13%
Agilent Technologies, Inc.*	250,000	5,392,500
Applied Materials, Inc.*	750,000	12,371,250
Celestica Inc.*	250,000	3,175,000
KLA-Tencor Corporation*	175,000	7,258,125
LTX Corporation*	500,000	2,697,500
Lam Research Corporation*	400,000	8,750,000

		39,644,375

Finance Companies - 1.47%
Fannie Mae	150,000	9,510,000

Health Care -- Drugs - 3.69%
Eli Lilly and Company	100,000	6,005,000
Forest Laboratories, Inc.*	175,000	7,871,500
Pfizer Inc.	325,000	9,945,000

		23,821,500

Hospital Supply and Management - 3.55%
Guidant Corporation	250,000	16,510,000
PacifiCare Health Systems, Inc.*	175,000	6,422,500

		22,932,500

Hotels and Gaming - 1.95%
International Game Technology	350,000	12,582,500

Leisure Time Industry - 0.66%
K2 Inc.*	300,000	4,293,000

Petroleum - Domestic - 5.57%
EOG Resources, Inc.	175,000	11,523,750
ENSCO International Incorporated	225,000	7,350,750
Ultra Petroleum Corp.*	175,000	8,583,750
Western Gas Resources, Inc.	300,000	8,577,000

		36,035,250

Petroleum -- International - 8.58%
Anadarko Petroleum Corporation	200,000	13,272,000
Apache Corporation	300,000	15,033,000
Exxon Mobil Corporation	175,000	8,457,750
Newfield Exploration Company*	150,000	9,186,000
Pioneer Natural Resources Company	275,000	9,482,000

		55,430,750

Petroleum - Services - 6.95%
Baker Hughes Incorporated	125,000	5,465,000
Nabors Industries Ltd.*	175,000	8,286,250
Patterson-UTI Energy, Inc.	400,000	7,620,000
Rowan Companies, Inc.*	300,000	7,920,000
Smith International, Inc.*	125,000	7,591,250
Transocean Inc.*	225,000	8,050,500

		44,933,000

Railroad - 1.59%
Union Pacific Corporation	175,000	10,255,000

Real Estate Investment Trust - 0.63%
Equity Office Properties Trust	150,000	4,087,500

Retail - General Merchandise - 1.23%
Wal-Mart Stores, Inc.	150,000	7,980,000

Retail -- Specialty Stores - 2.48%
Bed Bath & Beyond Inc.*	250,000	9,278,750
Best Buy Co., Inc.	125,000	6,780,000

		16,058,750

Security and Commodity Brokers - 5.14%
Bear Stearns Companies Inc. (The)	75,000	7,212,750
Goldman Sachs Group, Inc. (The)	75,000	6,993,000
Legg Mason, Inc.	172,500	9,189,075
Morgan Stanley	200,000	9,860,000

		33,254,825

Timesharing and Software - 1.78%
eBay Inc.*	125,000	11,495,625

TOTAL COMMON STOCKS - 85.69%		$553,905,200

(Cost: $562,881,268)

PREFERRED STOCK - 0.76%

Insurance - Property and Casualty
XL Capital Ltd, 6.5% Preferred	200,000	$4,942,000

(Cost: $5,000,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.25%
Northwest Airlines Corporaton,
7.625%, 11-15-23, Convertible (A)	$6,000	3,997,500
Southwest Airlines Co.,
7.875%, 9-1-07	3,650	4,070,403

		8,067,903

Beverages - 0.80%
Diageo Capital plc,
6.125%, 8-15-05	5,000	5,154,660

Business Equipment and Services - 0.85%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,516,045

Finance Companies - 0.81%
Unilever Capital Corporation,
6.875%, 11-1-05	5,000	5,226,515

Health Care -- Drugs - 0.64%
Merck & Co., Inc.,
6.75%, 9-19-05	4,000	4,157,880

Hospital Supply and Management - 1.11%
Columbia/HCA Healthcare Corporation,
6.91%, 6-15-05	7,000	7,158,760

TOTAL CORPORATE DEBT SECURITIES - 5.46%		$35,281,763

(Cost: $35,616,411)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligation - 0.70%
National Archives Facility Trust,
8.5%, 9-1-19	3,625	4,497,106

Mortgage-Backed Obligations - 0.44%
Federal Home Loan Mortgage Corporation Fixed Rate Pass-Through Certificates:
6.5%, 12-1-31	1,840	1,931,849
6.5%, 1-1-32	871	913,805

		2,845,654

Treasury Obligation - 3.09%
United States Treasury Note,
2.0%, 8-31-05	20,000	19,969,540

TOTAL UNITED STATES GOVERNMENT SECURITIES - 4.23%		$27,312,300

(Cost: $26,195,279)

TOTAL SHORT-TERM SECURITIES - 3.78%		$24,434,522

(Cost: $24,434,522)

TOTAL INVESTMENT SECURITIES - 99.92%		$645,875,785

(Cost: $654,127,480)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.08%		511,907

NET ASSETS - 100.00%		$646,387,692

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of this security amounted to 0.62% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004